Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating activities
Income (loss) before income tax	$ 131,877,000	$ 2,714,479	$ (5,699,975)	$ 3,733,894
Non-cash adjustment to reconcile income (loss) before income tax to net cash flows from operating activities:
Depreciation and amortization (including right-of-use-assets) (Notes 12, 13 and 14)	321,706,000	6,621,849	5,947,421	5,378,485
Allowance for credit losses (Note 8)	783,000	16,118	13,664	40,393
Finance income (Note 23)	(3,477,000)	(71,578)	(101,511)	(207,799)
Finance cost (Note 23)	137,107,000	2,822,147	2,561,526	2,265,242
Net foreign exchange gain (loss) differences	79,192,000	1,630,050	(573,591)	(1,722,985)
Derivative Financial instruments (Notes 3 and 4)	681,000	14,019	1,306,557	67,629
Amortized Cost (CEBUR)	408,000	8,400	6,930	3,306
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft (Note 22)	(9,376,000)	(192,981)	(707,918)	(275,805)
Employee benefits (Note 17)	542,000	11,152	11,079	10,086
Aircraft and engine lease extension benefit and other benefits from service agreements	(512,000)	(10,545)	(10,633)	(10,634)
Management incentive and long-term incentive plans	(1,395,000)	(28,715)	48,772	32,257
Cash flows from operating activities before changes in working capital	657,536,000	13,534,395	2,802,321	9,314,069
Changes in operating assets and liabilities:
Related parties	3,342,000	68,788	17,252	25,603
Other accounts receivable	(15,555,000)	(320,183)	793,045	(367,603)
Recoverable and prepaid taxes	16,669,000	343,116	(22,010)	(425,410)
Inventories	(845,000)	(17,386)	22,949	(4,637)
Prepaid expenses	636,000	13,086	73,220	(369,860)
Other assets	3,385,000	69,674	56,717	(10,789)
Guarantee deposits	(51,284,000)	(1,055,594)	(1,397,131)	(1,168,537)
Suppliers	6,077,000	125,087	892,232	518,189
Accrued liabilities	44,397,000	913,736	(561,229)	352,475
Other taxes and fees payable	12,782,000	263,094	164,777	119,700
Unearned transportation revenue	19,729,000	406,091	2,170,991	1,241,410
Derivative Financial instruments	(1,827,000)	(37,602)	(1,271,904)	(18,943)
Other liabilities	75,561,000	1,555,310	771,229	191,099
Cash generated from operating activities	770,603,000	15,861,612	4,512,459	9,396,766
Interest received	3,477,000	71,578	101,511	207,799
Income taxes paid	(3,141,000)	(64,658)	(254,525)	(94,922)
Net cash flows provided by operating activities	770,939,000	15,868,532	4,359,445	9,509,643
Investing activities
Acquisitions of rotable spare parts, furniture and equipment (Note 12)	(183,390,000)	(3,774,799)	(3,376,576)	(3,483,368)
Acquisitions of intangible assets (Note 13)	(9,915,000)	(204,095)	(124,724)	(77,325)
Acquisitions of subsidiaries net cash acquired	(78,000)	(1,597)
Pre-delivery payments reimbursements	43,037,000	885,855	1,710,338	704,852
Proceeds from disposals of rotable spare parts, furniture and equipment	17,677,000	363,850	1,723,205	976,500
Net cash flows used in investing activities	(132,669,000)	(2,730,786)	(67,757)	(1,879,341)
Financing activities
Net proceeds from public offering (Note 19)			3,272,832
Proceeds from exercised stock options (Note 18)	2,765,000	56,904		14,773
Treasury shares purchase	(4,334,000)	(89,209)	(94,564)	(75,375)
Interest paid	(12,319,000)	(253,567)	(291,637)	(277,842)
Payments of principal portion of lease liabilities (Note 14)	(452,230,000)	(9,308,477)	(6,110,569)	(6,499,802)
Payments of financial debt	(75,808,000)	(1,560,367)	(2,140,194)	(1,181,726)
Proceeds from financial debt	113,020,000	2,326,339	2,323,292	2,781,132
Net cash flows used in financing activities	(428,906,000)	(8,828,377)	(3,040,840)	(5,238,840)
Increase in cash, cash equivalents and restricted cash	209,364,000	4,309,369	1,250,848	2,391,462
Net foreign exchange differences on cash balance	40,909,000	842,122	872,565	(274,432)
Cash, cash equivalents and restricted cash at beginning of year	490,849,000	10,103,385	7,979,972	5,862,942
Cash, cash equivalents and restricted cash at end of year	$ 741,122,000	$ 15,254,876	$ 10,103,385	$ 7,979,972